UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       June 30

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMM	Nuveen Multi-Market Income Fund Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		LONG-TERM INVESTMENTS – 138.6% (98.5% of Total Investments)

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 107.5% (76.4% of Total Investments)

$1,024		321 Henderson Receivables LLC, Series 2012-1A, 144A	7.140%	2/15/67	A3	$1,124,683
500		321 Henderson Receivables LLC, Series 2016-1A, 144A	5.190%	6/17/69	Baa2	467,639
293		321 Henderson Receivables LLC, Series 2010-1A, 144A	9.310%	7/15/61	Aa1	333,625
426		321 Henderson Receivables Trust Series 2012-2A, 144A	6.770%	10/17/61	A3	432,894
270		ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	AA	290,919
750		American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	A2	777,743
1,698		American Homes 4 Rent, Series 2015-SFR2, 144A	0.000%	10/17/45	N/R	17
405		AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	AA–	425,288
500		Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	418,358
20		Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	1,558
500		Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	BBB–	495,415
12		Bayview Financial Acquisition Trust 2003-AA, 144A	6.072%	2/25/33	AAA	12,165
66		Bayview Financial Acquisition Trust, Series 2006C	5.852%	11/28/36	Caa3	63,976
68		Bayview Financial Acquisition Trust, Series 2006-C	5.638%	11/28/36	Ba1	68,610
80		Bayview Financial Acquisition Trust, Series 2006-D	5.932%	12/28/36	Aa1	81,308
47		Bayview Financial Acquisition Trust, Series 2007-A	6.205%	5/28/37	AAA	48,133
544		Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	Aa3	547,812
152		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3	5.160%	3/25/33	BB+	154,646
500		CHL GMSR Issuer Trust, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	4.815%	5/25/23	N/R	504,785
600		Citigroup Commercial Mortgage Trust 2016-P5, Series CGCMT 2016-P5 D, 144A	3.000%	10/10/49	BBB–	510,832
450		Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD5, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	3.958%	12/15/36	BBB–	451,688
775		Commercial Mortgage Pass-Through Certificates, 2015-CR22	4.259%	3/10/48	A–	747,189
500		Commercial Mortgage Pass-Through Certificates, Series 2015-CR24	3.463%	8/10/48	BBB–	419,832
511		Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.642%	10/10/48	A–	493,766
500		Commercial Mortgage Pass-Through Certificates, Series 2016-SAVA, 144A, (1-Month LIBOR reference rate + 3.000% spread), (3)	5.158%	10/15/34	A–	501,190
500		Commonbond Student Loan Trust, Series 2017-BGC, 144A	4.440%	9/25/42	Baa1	502,233
130		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2003-J3	5.250%	11/25/33	BBB	130,417
155		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J2	6.500%	3/25/34	AA+	160,435
282		Countrywide Asset-Backed Certificates Trust, Series 2004-13	4.788%	5/25/35	Aaa	284,911
166		Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates, Series 2006-7	6.000%	8/25/36	Caa3	136,335
490		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.182%	4/25/33	Ba1	487,315
104		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2005-11 6A7	6.000%	12/25/35	D	6,288
128		Credit Suisse First Boston Mortgage Securities, Home Equity Mortgage Pass-Through Certificates, Series 2004-6	5.821%	4/25/35	Baa1	128,726
510		Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	5.615%	12/25/37	AA	517,834
489		Domino’s Pizza Master Issuer LLC, Series 2015-1A, 144A	4.474%	10/25/45	BBB+	492,421
124		Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A A2II, 144A	3.082%	7/25/47	BBB+	119,523
618		Driven Brands Funding LLC, 144A	4.739%	4/20/48	BBB–	614,634
759		Driven Brands Funding LLC, HONK 2015-1A, 144A	5.216%	7/20/45	BBB–	779,046
—	(11)	Fannie Mae Mortgage Pool	5.000%	11/01/18	Aaa	122
16		Fannie Mae Mortgage Pool, (4)	5.000%	2/01/21	Aaa	16,804
743		Fannie Mae Mortgage Pool, (4)	3.500%	12/01/26	Aaa	747,605
726		Fannie Mae Mortgage Pool, (4)	3.500%	1/01/27	Aaa	730,587

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$31	Fannie Mae Mortgage Pool, (4)	6.000%	5/01/29	Aaa	$34,294
17	Fannie Mae Mortgage Pool, (4)	7.000%	9/01/31	Aaa	18,237
18	Fannie Mae Mortgage Pool, (4)	5.500%	6/01/33	Aaa	19,774
89	Fannie Mae Mortgage Pool, (4)	6.000%	1/01/34	Aaa	95,865
89	Fannie Mae Mortgage Pool, (4)	5.500%	2/01/34	Aaa	97,074
94	Fannie Mae Mortgage Pool, (4)	6.000%	3/01/34	Aaa	99,298
71	Fannie Mae Mortgage Pool, (4)	6.000%	1/01/35	Aaa	77,408
42	Fannie Mae Mortgage Pool, (4)	5.000%	7/01/35	Aaa	44,487
18	Fannie Mae Mortgage Pool, (4)	5.500%	3/01/36	Aaa	19,226
27	Fannie Mae Mortgage Pool, (4)	6.000%	6/01/36	Aaa	29,536
68	Fannie Mae Mortgage Pool, (4)	5.500%	4/01/37	Aaa	72,968
66	Fannie Mae Mortgage Pool, (4)	5.500%	6/01/38	Aaa	71,787
1,404	Fannie Mae Mortgage Pool, (4)	3.500%	2/01/44	Aaa	1,389,247
1,975	Fannie Mae Mortgage Pool, (4)	3.500%	5/01/46	Aaa	1,947,532
2,455	Fannie Mae Mortgage Pool, (4)	3.000%	2/01/47	Aaa	2,351,127
2,961	Fannie Mae Mortgage Pool, (4)	3.500%	3/01/48	Aaa	2,916,095
2,975	Fannie Mae TBA, (MDR), (WI/DD)	4.500%	TBA	Aaa	3,069,015
4,605	Fannie Mae TBA, (MDR), (WI/DD)	4.000%	TBA	Aaa	4,649,853
2,000	Fannie Mae TBA, (MDR), (WI/DD)	3.500%	TBA	Aaa	1,968,146
2,500	Fannie Mae TBA, (MDR), (WI/DD)	3.000%	TBA	Aaa	2,392,315
96	Fannie Mae REMIC Pass-Through Certificates	7.500%	2/25/42	Aaa	103,717
468	Fannie Mae REMIC Pass-Through Certificates	3.579%	12/25/42	AAA	160,312
2,962	Federal Home Loan Mortgage Corporation, Mortgage Pool, (4)	3.000%	4/01/43	Aaa	2,858,893
400	Finance of America Structured Security Trust, Series 2017-HB1, 144A	3.624%	11/25/27	Baa2	396,068
1,289	Focus Brands Funding LLC, Asset-Backed Security, 144A	5.093%	4/30/47	BBB	1,306,330
1,733	Freddie Mac Gold Mortgage Pool, (4)	3.000%	1/01/29	Aaa	1,716,991
2,650	Freddie Mac Gold Mortgage Pool, (4)	3.000%	6/01/46	Aaa	2,539,786
1,229	Freddie Mac Mortgage Pool, (4)	3.500%	1/01/44	Aaa	1,218,350
1,188	Freddie Mac Mortgage Pool, (4)	3.500%	2/01/44	Aaa	1,177,728
23	Freddie Mac Mortgage Pool, Various, (4)	6.500%	11/01/28	Aaa	25,745
250	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K714, 144A	3.981%	1/25/47	Baa1	250,043
500	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB–	468,801
500	GMAT Trust Mortgage Pool 2013-1A, 144A	5.000%	11/25/43	N/R	362,775
96	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2001-2, 144A	7.500%	6/19/32	D	93,383
552	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2003-3, 144A	7.000%	6/25/43	BBB	617,109
52	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-10 1A1	4.417%	10/25/33	A	52,910
460	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP1, 144A	8.500%	1/25/35	B2	516,182
642	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	689,518
710	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B3	752,496
437	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	8.000%	9/25/35	B3	474,763
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2013-GC16, 144A	5.470%	11/10/46	Baa3	483,977
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	429,729
211	Government National Mortgage Association Pool, (4)	5.500%	8/15/33	Aaa	233,993
111	Government National Mortgage Association Pool, (4)	6.000%	7/15/34	Aaa	119,472
1,180	Honor Automobile Trust Securitization 2016-1A, Series HATS 2016-1A B, 144A	5.760%	4/15/21	BBB	1,180,443
263	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	264,298
10	IndyMac MBS Inc., Residential Asset Securitization Trust, Mortgage Pass-Through Certificates, Series 2004-A2	4.000%	5/25/34	AA+	9,889
743	Jimmy Johns Funding LLC, 144A	4.846%	7/30/47	BBB	740,852
495	Jimmy Johns Funding LLC, Series 2017-1A, 144A	3.610%	7/30/47	BBB	488,644
500	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, 144A	3.000%	10/15/50	BBB–	406,297

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$303	JPMorgan Alternative Loan Trust 2006-S1, Mortgage Pass-Through Certificates	6.500%	3/25/36	D	$265,538
750	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C4 C, 144A	5.583%	7/15/46	A	779,969
500	JPMorgan Chase Commercial Mortgage Securities Corporation, Series 2016-JP4, 144A	3.595%	12/15/49	BBB–	425,905
500	JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON, 144A	3.881%	1/05/31	BBB–	490,091
20	Lehman ABS Manufactured Housing Contract Asset-Backed Certificates, Series 2001B	4.350%	4/15/40	Aaa	20,406
369	Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	Caa1	372,787
1,053	Mid-State Capital Corporation Trust Notes, Series 2004-1 A	6.005%	8/15/37	AA+	1,133,314
863	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	927,829
72	Mid-State Trust 2004-A	8.900%	8/15/37	BBB	81,279
544	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	580,078
635	Mid-State Trust 2010-1, 144A	5.250%	12/15/45	AA	661,281
270	Mid-State Trust XI	5.598%	7/15/38	BBB	284,608
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.912%	6/15/47	BBB–	448,854
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.379%	4/15/48	BBB–	442,476
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28	4.746%	1/15/49	A3	497,224
88	Morgan Stanley Mortgage Loan Trust, Pass-Through Certificates, 2006-2	5.750%	2/25/36	Caa2	88,352
309	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	316,066
331	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, 2004-5 6A1	7.000%	6/25/34	AA+	345,293
292	Mortgage Asset Securitization Transactions Inc., Mortgage Pass-Through Certificates, Series 2003-11	5.250%	12/25/33	A	295,397
500	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	489,174
449	New Residential Mortgage LLC, 144A	4.690%	5/25/23	N/R	448,332
469	New Residential Mortgage LLC, Series NZES 2018-FNT2, 144A	4.920%	7/25/54	N/R	467,737
512	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-1A, 144A	6.039%	1/25/54	BBB	535,829
417	NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, 144A	4.374%	1/25/23	N/R	413,427
428	NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, 144A	4.593%	2/25/23	N/R	424,689
500	Oak Hill Advisors Residential Loan Trust, Series OHART 2017-NPL1, 144A	5.000%	6/25/57	N/R	493,125
500	Ocwen Master Advance Receivables Trust, Series OMART 2018-T2 DT2, 144A	4.532%	8/15/50	BBB	498,875
500	OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	500,050
500	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A, 144A	4.666%	9/05/48	BBB–	494,910
500	PNMAC GMSR Issuer Trust 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.415%	4/25/23	N/R	502,500
500	PNMAC GMSR Issuer Trust 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.850% spread), (3)	4.915%	2/25/23	N/R	505,785
500	PNMAC GMSR Issuer Trust 2018-GT2, Series PNMSR 2018-GT2, 144A, (1-Month LIBOR reference rate + 2.650% spread), (3)	4.715%	8/25/25	N/R	504,069
500	Progress Residential Trust, Series 2017- SFR2, 144A	3.595%	12/17/34	Baa2	485,251
500	Prosper Marketplace Issuance Trust, Series 2017-3A, 144A	3.360%	11/15/23	BBB–	496,543
451	RALI Trust, Series 2005-QS12	5.500%	8/25/35	Caa2	431,864
226	Renaissance Home Equity Loan Trust Asset-Backed Certificates, Series 2005-4 A6	5.749%	2/25/36	Caa1	225,785
487	Residential Asset Securities Corporation , Home Equity Mortgage Asset-Backed Pass-Through Certificates, Series 2004-KS1	5.721%	2/25/34	A+	495,193
180	Salomon Brothers Commercial Mortgage Trust Pass-Through VII Certificates, Series 2003-1 A2, 144A	6.000%	9/25/33	BB	181,184
571	Sonic Capital LLC, 144A	3.750%	7/20/43	BBB	570,826
500	Sonic Capital LLC, 144A	4.026%	2/20/48	BBB	491,535
306	Structured Receivables Finance 2010-A LLC, 144A	5.218%	1/16/46	AAA	309,248
500	Starwood Commercial Mortgage Trust, Series 2018-URB D, 144A (1-Month LIBOR reference rate + 2.050% spread), (3)	4.113%	5/15/35	Baa3	499,990

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$616	Taco Bell Funding LLC, 144A	4.970%	5/25/46	BBB	$633,398
500	Verus Securitization Trust, Series 2017-1A, 144A	5.273%	1/25/47	A	500,294
750	Vericrest Opportunity Loan Transferee, Series 2018-NPL5, 144A	5.804%	8/25/48	N/R	745,899
500	Vericrest Opportunity Loan Transferee, Series 2018-NPL6, 144A	5.805%	9/25/48	N/R	499,385
331	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS4	5.500%	2/25/33	N/R	333,774
27	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.262%	8/25/38	AA	28,023
500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.646%	9/15/58	BBB–	459,555
500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C26, 144A	3.586%	2/15/48	BBB–	417,530
750	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3, 144A	5.335%	3/15/44	A1	763,308
896	Wendy’s Funding LLC, Series 2015-1A, 144A	4.080%	6/15/45	BBB	897,600
250	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2, 144A	5.392%	2/15/44	Aa2	255,835
$83,901	Total Asset-Backed and Mortgage-Backed Securities (cost $81,606,097)				81,189,354

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 28.2% (20.0% of Total Investments)

	Aerospace & Defense – 0.5%

$120	Arconic Inc.	5.400%	4/15/21	BBB–	$123,784
150	Triumph Group Inc.	4.875%	4/01/21	CCC+	144,750
150	Triumph Group Inc.	5.250%	6/01/22	CCC+	141,375
420	Total Aerospace & Defense				409,909

	Auto Components – 0.3%

250	American Axle & Manufacturing Inc.	6.250%	4/01/25	B	248,962

	Automobiles – 0.4%

100	Ford Motor Company	7.450%	7/16/31	BBB	111,387
200	Jaguar Land Rover Automotive PLC, 144A	4.500%	10/01/27	BB+	163,960
300	Total Automobiles				275,347

	Banks – 0.3%

250	CIT Group Inc.	5.800%	N/A (5)	B+	246,250

	Building Products – 0.3%

200	American Woodmark Corporation, 144A	4.875%	3/15/26	BB	191,125

	Capital Markets – 0.3%

250	Donnelley Financial Solutions Inc.	8.250%	10/15/24	B	263,906

	Chemicals – 2.5%

200	CF Industries Inc.	3.450%	6/01/23	BB+	192,750
250	Chemours Company	5.375%	5/15/27	BB–	241,250
100	CVR Partners LP, 144A	9.250%	6/15/23	B+	106,407
200	FXI Holdings Inc., 144A	7.875%	11/01/24	B	190,750
100	Hexion Inc.	6.625%	4/15/20	CCC+	94,000
375	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	356,250
250	OCI NV, 144A	6.625%	4/15/23	BB–	258,750
200	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	204,500
250	Tronox Inc., 144A	6.500%	4/15/26	B–	240,937
1,925	Total Chemicals				1,885,594

	Commercial Services & Supplies – 1.7%

150	APX Group Inc.	8.750%	12/01/20	CCC	150,000
250	Brink’s Company, 144A	4.625%	10/15/27	BB+	230,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies (continued)

$250	Hulk Finance Corporation, 144A	7.000%	6/01/26	B–	$241,562
250	RR Donnelley & Sons Company	7.875%	3/15/21	B–	265,312
200	Staples Inc., 144A	8.500%	9/15/25	B–	187,750
250	Waste Pro USA Inc., 144A	5.500%	2/15/26	B+	244,375
1,350	Total Commercial Services & Supplies				1,319,624

	Construction Materials – 0.3%

250	PGT Escrow Issuer Inc., 144A	6.750%	8/01/26	B	259,375

	Consumer Finance – 0.3%

200	Curo Group Holdings Corporation, 144A	8.250%	9/01/25	B–	192,502

	Diversified Financial Services – 1.2%

225	Jefferies Finance LLC, 144A	7.250%	8/15/24	BB–	218,250
250	Nationstar Mortgage Holdings Inc., 144A	8.125%	7/15/23	B+	261,825
220	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BB	225,225
225	Quicken Loans Inc., 144A	5.250%	1/15/28	Ba1	208,969
920	Total Diversified Financial Services				914,269

	Diversified Telecommunication Services – 2.2%

99	Frontier Communications Corporation	8.500%	4/15/20	B	99,990
350	GCI LLC	6.875%	4/15/25	B+	361,914
200	Level 3 Financing Inc.	5.250%	3/15/26	BB	196,760
500	Qwest Corporation	6.750%	12/01/21	BBB–	533,581
200	Telenet Finance Luxembourg Notes Sarl	5.500%	3/01/28	BB+	188,011
300	Zayo Group LLC, 144A	5.750%	1/15/27	B	300,600
1,649	Total Diversified Telecommunication Services				1,680,856

	Electric Utilities – 0.3%

200	Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	BBB–	193,376

	Electrical Equipment – 0.3%

250	Energizer Gamma Acquisition Inc., 144A	6.375%	7/15/26	BB–	258,437

	Energy Equipment & Services – 0.9%

250	Ensco PLC	7.750%	2/01/26	B	248,125
200	SESI LLC	7.125%	12/15/21	BB–	202,800
200	Transocean Inc., 144A	9.000%	7/15/23	B	217,500
650	Total Energy Equipment & Services				668,425

	Equity Real Estate Investment Trusts – 1.3%

200	CoreCivic Inc.	4.750%	10/15/27	Ba1	177,000
300	Equity Commonwealth	5.875%	9/15/20	Baa2	308,476
250	GEO Group Inc.	6.000%	4/15/26	B+	239,375
250	Iron Mountain Inc., 144A	5.250%	3/15/28	BB–	231,875
1,000	Total Equity Real Estate Investment Trusts				956,726

	Food Products – 0.3%

200	Post Holdings Inc., 144A	5.625%	1/15/28	B+	192,500

	Gas Utilities – 0.8%

250	AmeriGas Partners LP	5.500%	5/20/25	BB	245,625
150	Ferrellgas LP	6.750%	1/15/22	B–	130,875
55	NGL Energy Partners LP	6.125%	3/01/25	B+	51,562
200	Suburban Propane Partners LP	5.875%	3/01/27	BB–	190,000
655	Total Gas Utilities				618,062

	Health Care Providers & Services – 0.3%

16	Community Health Systems Inc., 144A	8.125%	6/30/24	CCC–	13,360
175	HCA Inc.	5.250%	6/15/26	BBB–	180,031
191	Total Health Care Providers & Services				193,391

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Technology – 0.3%

$200	Exela Intermediate LLC, 144A	10.000%	7/15/23	B	$213,250

	Hotels, Restaurants & Leisure – 0.7%

250	Carlson Travel Inc., 144A	6.750%	12/16/23	B2	250,937
250	Viking Cruises Ltd, 144A	5.875%	9/15/27	B	243,950
500	Total Hotels, Restaurants & Leisure				494,887

	Household Durables – 0.9%

250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	250,938
250	M/I Homes Inc.	5.625%	8/01/25	BB–	235,000
250	William Lyon Homes Inc.	5.875%	1/31/25	B+	232,188
750	Total Household Durables				718,126

	Independent Power & Renewable Electricity Producers – 0.2%

200	Talen Energy Supply LLC	6.500%	6/01/25	B+	154,000

	Insurance – 0.3%

250	Genworth Holdings Inc.	4.800%	2/15/24	B	213,750

	Interactive Media & Services – 0.3%

200	Rackspace Hosting Inc., 144A	8.625%	11/15/24	BB–	194,750

	Leisure Products – 0.3%

250	Mattel Inc., 144A	6.750%	12/31/25	BB–	245,000

	Machinery – 0.5%

200	Mueller Water Products Inc., 144A	5.500%	6/15/26	BB	201,000
150	Navistar International Corporation, 144A	6.625%	11/01/25	B–	156,000
350	Total Machinery				357,000

	Media – 2.2%

500	Altice France SA, 144A	7.375%	5/01/26	B1	500,525
250	CBS Radio Inc., 144A	7.250%	11/01/24	B–	240,245
300	Charter Communications Operating LLC	4.908%	7/23/25	BBB–	304,486
200	National CineMedia LLC	6.000%	4/15/22	Ba3	202,500
200	Quebecor Media Inc.	5.750%	1/15/23	B+	205,750
200	VTR Finance BV, 144A	6.875%	1/15/24	BB–	203,500
1,650	Total Media				1,657,006

	Metals & Mining – 2.1%

250	Alcoa Nederland Holding BV, 144A	6.750%	9/30/24	BB+	264,375
175	Allegheny Technologies Inc.	5.950%	1/15/21	B	177,844
300	Eldorado Gold Corporation, 144A	6.125%	12/15/20	B	285,000
150	Freeport-McMoRan Inc.	3.875%	3/15/23	BB+	145,113
150	SunCoke Energy Partners LP, 144A	7.500%	6/15/25	BB–	154,500
150	Taseko Mines Ltd, 144A	8.750%	6/15/22	B	152,438
200	United States Steel Corporation	6.250%	3/15/26	BB–	198,250
200	Warrior Met Coal Inc., 144A	8.000%	11/01/24	BB–	205,000
1,575	Total Metals & Mining				1,582,520

	Oil, Gas & Consumable Fuels – 1.3%

200	Genesis Energy LP	5.625%	6/15/24	B+	189,000
275	PBF Holding Co LLC	7.250%	6/15/25	BB	288,750
200	Southwestern Energy Company	7.500%	4/01/26	BB	209,500
250	Whiting Petroleum Corporation	6.625%	1/15/26	BB	260,000
925	Total Oil, Gas & Consumable Fuels				947,250

	Personal Products – 0.3%

250	Coty Inc., 144A	6.500%	4/15/26	BB	232,969

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 0.3%

$220	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	$231,938

	Professional Services – 0.3%

250	Nielsen Finance LLC, 144A	5.000%	4/15/22	BB	243,998

	Real Estate Management & Development – 1.0%

250	Hunt Companies Inc., 144A	6.250%	2/15/26	BB–	233,125
250	Kennedy-Wilson Inc.	5.875%	4/01/24	BB	246,250
300	Mattamy Group Corporation, 144A	6.500%	10/01/25	BB	291,000
800	Total Real Estate Management & Development				770,375

	Road & Rail – 0.6%

200	Avis Budget Car Rental LLC, 144A	6.375%	4/01/24	BB	199,000
250	United Rentals North America Inc.	4.875%	1/15/28	BB	234,375
450	Total Road & Rail				433,375

	Software – 0.3%

200	CDK Global Inc.	5.875%	6/15/26	BB+	206,576

	Specialty Retail – 0.2%

205	L Brands Inc.	6.875%	11/01/35	Ba1	173,225

	Technology Hardware, Storage & Peripherals – 0.2%

175	NCR Corporation	4.625%	2/15/21	BB	173,250

	Textiles, Apparel & Luxury Goods – 0.3%

225	Levi Strauss & Company	5.000%	5/01/25	BB+	224,370

	Tobacco – 0.3%

250	Vector Group Ltd, 144A	6.125%	2/01/25	BB–	231,250

	Wireless Telecommunication Services – 0.8%

200	Digicel Ltd, 144A	6.000%	4/15/21	B3	185,500
250	Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	241,875
200	Sprint Capital Corporation	6.875%	11/15/28	B+	200,938
650	Total Wireless Telecommunication Services				628,313
$21,635	Total Corporate Bonds (cost $21,598,789)				21,295,814

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.5% (1.1% of Total Investments)

	Argentina – 0.2%

$200	Argentine Republic Government International Bond	4.625%	1/11/23	B+	$168,802

	Egypt – 0.5%

400	Arab Republic of Egypt, 144A	5.875%	6/11/25	B	381,904

	El Salvador – 0.2%

100	Republic of El Salvador, 144A	5.875%	1/30/25	B3	93,272

	Oman – 0.3%

250	Oman Government International Bond, 144A	4.125%	1/17/23	Baa3	243,605

	Sri Lanka – 0.3%

250	Republic of Sri Lanka, 144A	6.125%	6/03/25	B+	238,158
$1,200	Total Sovereign Debt (cost $1,156,994)				1,125,741

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1), (6)				Value

	INVESTMENT COMPANIES – 0.6% (0.4% of Total Investments)

32,000	BlackRock Credit Allocation Income Trust IV				$391,680
7,036	Pioneer Floating Rate Trust				77,607
	Total Investment Companies (cost $481,712)				469,287

Principal Amount (000)	Description (1), (7)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 0.5% (0.4% of Total Investments)

	Banks – 0.5%

$200	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (5)	Ba2	$179,750
200	Societe Generale SA, 144A	6.750%	N/A (5)	BB+	186,600
$400	Total Contingent Capital Securities (cost $400,000)				366,350

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.3% (0.2% of Total Investments)

	Commercial Services & Supplies – 0.3%

$200	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	$208,000
$200	Total $1,000 Par (or similar) Institutional Preferred (cost $203,889)				208,000
	Total Long-Term Investments (cost $105,447,481)				104,654,546

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.2% (1.5% of Total Investments)

	REPURCHASE AGREEMENTS – 2.2% (1.5% of Total Investments)

$1,644	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $1,644,021, collateralized by $1,555,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $1,680,498	1.050%	10/01/18		$1,643,877
	Total Short-Term Investments (cost $1,643,877)				1,643,877
	Total Investments (cost $107,091,358) – 140.8%				106,298,423
	Reverse Repurchase Agreements – (25.9)% (8)				(19,562,000)
	Other Assets Less Liabilities – (14.9)% (9)				(11,231,826)
	Net Assets – 100%				$75,504,597

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(72)	12/18	$(8,150,950)	$(8,098,312)	$52,638	$(3,938)
U.S. Treasury 10-Year Note	Short	(14)	12/18	(1,676,183)	(1,662,937)	13,246	13,246
U.S. Treasury 10-Year Ultra Note	Short	(45)	12/18	(5,747,323)	(5,670,000)	77,323	—
U.S. Treasury Long Bond	Short	(15)	12/18	(2,157,817)	(2,107,500)	50,317	2,344
U.S. Treasury Ultra Bond	Long	23	12/18	3,675,214	3,548,469	(126,745)	(7,906)
				$(14,057,059)	$(13,990,280)	$66,779	$3,746
*	The aggregate amount of long and short positions is $3,675,214 and $(17,732,273), respectively.

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Optional Maturity Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$912,044	$912,044

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities	$—	$81,189,354	$—	$81,189,354
Corporate Bonds	—	21,295,814	—	21,295,814
Sovereign Debt	—	1,125,741	—	1,125,741
Investment Companies	469,287	—	—	469,287
Contingent Capital Securities	—	366,350	—	366,350
$1,000 Par (or similar) Institutional Preferred	—	208,000	—	208,000

Short-Term Investments:
Repurchase Agreements	—	1,643,877	—	1,643,877

Investments in Derivatives:
Futures Contracts*	66,779	—	—	66,779
Interest Rate Swaps*	—	912,044	—	912,044
Total	$536,066	$106,741,180	$—	$107,277,246
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$107,317,676
Gross unrealized:
Appreciation	$1,176,200
Depreciation	(2,195,453)
Net unrealized appreciation (depreciation) of investments	$(1,019,253)

Tax cost of futures contracts	$66,779
Net unrealized appreciation (depreciation) on futures contracts	—

Tax cost of swaps	$ —
Net unrealized appreciation (depreciation) of swaps	912,044

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(5)	Perpetual security. Maturity date is not applicable.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms for the benefit of the issuer. For example the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(8)	Reverse Repurchase Agreements as a percentage of Total Investments is 18.4%.

(9)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(11)	Principal Amount (000) rounds to less than $1,000.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

MDR	Denotes investment is subject to dollar roll transactions.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Market Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018